USA Mutuals Vice Fund
USA Mutuals Vice Fund
Investment Objective
The investment objective of the USA Mutuals Vice Fund (the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 11 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 36 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals Vice Fund	USA Mutuals Vice Fund - Institutional Class	USA Mutuals Vice Fund - Investor Class	USA Mutuals Vice Fund - Class A	USA Mutuals Vice Fund - Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the shares redeemed within 12 months of purchase)	none	none	none	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 18 months of purchase)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Vice Fund	USA Mutuals Vice Fund - Institutional Class	USA Mutuals Vice Fund - Investor Class	USA Mutuals Vice Fund - Class A		USA Mutuals Vice Fund - Class C
Management Fees	0.95%	0.95%	0.95%		0.95%
Distribution (12b-1) Fees	none	0.25%	0.25%	[1]	1.00%
Other Expenses	0.28%	0.28%	0.28%		0.28%
Total Annual Fund Operating Expenses	1.23%	1.48%	1.48%		2.23%
[1]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - USA Mutuals Vice Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
USA Mutuals Vice Fund - Institutional Class	125	390	676	1,489
USA Mutuals Vice Fund - Investor Class	151	468	808	1,768
USA Mutuals Vice Fund - Class A	717	1,016	1,336	2,242
USA Mutuals Vice Fund - Class C	326	697	1,195	2,565

If you did not redeem your Class C shares, you would pay the following expenses:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class C | USD ($)	226	697	1,195	2,565

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.27% of the average value of its portfolio.

Principal Investment Strategies
The Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Fund will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry).

The Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high‑quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short‑term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or a portion of your investment in the Fund;

•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

•
investment strategies employed by USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

•	asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions;

•
because the Fund will concentrate at least 25% of its net assets in the group of four vice industries identified in this Prospectus, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;

•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

•
large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion;

•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;

•	leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio;

•
convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders;

•
unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund;

•	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;

•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected; and

•
if the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Performance
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Vice Fund - Investor Class Shares (1) Calendar Year Returns as of December 31

(1)	The returns shown in the bar chart are for the Fund’s Investor Class shares. Institutional Class, Class A and Class C shares have substantially similar returns because the Fund’s Institutional Class, Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Sales loads are not reflected in the bar chart or in the best and worst quarterly returns set forth below. If sales loads were reflected, the returns shown would have been lower.

The calendar year-to-date return for the Fund’s Investor Class shares as of June 30, 2016 was 7.20%.  During the period shown in the bar chart, the best performance for a quarter was 14.22% (for the quarter ended June 30, 2009).  The worst performance was -20.12% (for the quarter ended December 31, 2008).

Average Annual Total Returns (Investor Class Shares) (For the periods ended December 31, 2015)
Average Annual Returns - USA Mutuals Vice Fund	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, 10 Years [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
USA Mutuals Vice Fund - Investor Class	Return Before Taxes	2.58%	12.91%	7.54%	9.75%	Aug. 30, 2002
After Taxes on Distributions | USA Mutuals Vice Fund - Investor Class	Return After Taxes on Distributions	2.28%	12.64%	7.27%	9.51%
After Taxes on Distributions and Sale of Fund Shares | USA Mutuals Vice Fund - Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	1.70%	10.34%	6.13%	8.22%
S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	S&P 500 Index® (reflects no deductions for fees, expenses or taxes)	1.38%	12.57%	7.31%	8.39%	Aug. 30, 2002
[1]	The returns in the table are for Investor Class shares but Institutional Class, Class A and Class C shares would have substantially similar annual returns because the Fund's Investor Class, Institutional Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Sales loads are not reflected in the table. If sales loads were reflected, the returns shown would have been lower.

After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).